Derivative Financial Instruments and Hedge Accounting (Tables)	6 Months Ended
Sep. 30, 2024
Text Block1 [Abstract]
Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at September 30, 2024 and March 31, 2024.

	At September 30, 2024
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)

Interest rate derivatives	¥1,607,224,581	¥4,618,521	¥4,773,362	¥72,130,274	¥529,627	¥935,847
Futures	111,714,694	13,945	18,593	11,448,479	4,380	9,335
Listed Options	143,236,288	26,970	21,432	—	—	—
Forwards	26,894,445	1,456	3,013	—	—	—
Swaps	1,056,213,639	3,870,199	3,577,522	60,483,275	525,247	900,950
OTC Options	269,165,515	705,951	1,152,802	198,520	—	25,562
Currency derivatives	257,803,154	3,089,301	2,334,683	18,962,296	237,526	1,355,966
Futures	—	—	—	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	116,945,634	1,151,079	1,469,477	7,050,261	125,750	144,704
Swaps	129,238,559	1,717,653	615,651	11,912,035	111,776	1,211,262
OTC Options	11,618,961	220,569	249,555	—	—	—
Equity derivatives	3,105,951	122,371	69,932	—	—	—
Futures	1,837,203	17,418	43,801	—	—	—
Listed Options	511,086	14,490	18,632	—	—	—
Forwards	395,941	77,458	3	—	—	—
Swaps	39,121	227	1,689	—	—	—
OTC Options	322,600	12,778	5,807	—	—	—
Commodity derivatives	162,948	7,044	6,095	—	—	—
Futures	87,392	2,292	2,292	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	66,778	4,688	3,665	—	—	—
OTC Options	8,778	64	138	—	—	—
Credit derivatives	3,309,546	29,621	40,348	—	—	—

Total derivative financial instruments	¥1,871,606,180	¥7,866,858	¥7,224,420	¥91,092,570	¥767,153	¥2,291,813

	At March 31, 2024
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,605,292,805	¥5,800,416	¥6,767,410	¥68,026,939	¥622,922	¥919,304
Futures	120,819,693	15,729	34,583	12,514,178	1,856	833
Listed Options	143,990,400	28,161	12,567	—	—	—
Forwards	32,422,848	433	728	—	—	—
Swaps	1,032,971,282	4,871,182	4,870,581	55,302,412	621,066	883,197
OTC Options	275,088,582	884,911	1,848,951	210,349	—	35,274
Currency derivatives	237,338,471	3,273,460	1,754,088	20,877,091	130,459	2,250,866
Futures	11	—	185	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	115,966,592	1,251,720	1,163,114	7,216,977	48,913	309,833
Swaps	110,747,232	1,832,664	327,555	13,660,114	81,546	1,941,033
OTC Options	10,624,636	189,076	263,234	—	—	—
Equity derivatives	3,386,924	50,587	145,501	—	—	—
Futures	2,069,970	13,497	30,860	—	—	—
Listed Options	667,923	19,943	27,585	—	—	—
Forwards	387,100	11	73,285	—	—	—
Swaps	25,202	79	589	—	—	—
OTC Options	236,729	17,057	13,182	—	—	—
Commodity derivatives	122,535	8,748	7,544	—	—	—
Futures	52,984	1,905	1,734	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	62,138	6,787	5,669	—	—	—
OTC Options	7,413	56	141	—	—	—
Credit derivatives	3,337,756	22,680	32,760	—	—	—

Total derivative financial instruments	¥1,849,478,491	¥9,155,891	¥8,707,303	¥88,904,030	¥753,381	¥3,170,170

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings, and debt instruments at fair value through other comprehensive income (“FVOCI”) and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments
The Group applies fair value hedge accounting to mitigate the risk of changes in the fair value of certain fixed rate financial assets and liabilities. The table below represents the amounts related to items designated as hedging instruments at September 30, 2024 and March 31, 2024.

	At September 30, 2024			At March 31, 2024
	Notional amounts	Carrying amounts		Notional amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities

	(In millions)
Interest rate risk
Interest rate swaps	¥8,968,036	¥145,901	¥409,098	¥9,668,621	¥123,466	¥669,733
Interest rate options	198,520	—	25,562	210,349	—	35,274

Schedule of Hedges of Net Investments in Foreign Operations	The table below represents the amounts related to items designated as hedging instruments at September 30, 2024 and March 31, 2024.

	At September 30, 2024			At March 31, 2024
	Nominal amounts	Carrying amounts		Nominal amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities

	(In millions)
Foreign exchange forward contracts	¥3,415,218	¥120,909	¥91,286	¥3,479,863	¥18,991	¥306,775
Foreign currency denominated financial liabilities	203,040	—	203,040	329,985	—	329,985